1

Wilmington Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2020 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 399251, (UST Yield Curve CMT 1 Year + 2.07%, Cap 11.19%, Floor 2.07%), 4.07%, 9/01/27Δ	$34	$35

TOTAL ADJUSTABLE RATE MORTGAGE (COST $34)		$35

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.0%**
Series 1993-1577, Class PK, 6.50%, 9/15/23	4,911	5,200
Series 1993-1644, Class K, 6.75%, 12/15/23	3,754	4,003
Series 1994-1686, Class PJ, 5.00%, 2/15/24	387	404
Series 2011-3799, Class GK, 2.75%, 1/15/21	2,889	2,897

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$12,504

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%
Series 1993-113, Class PK, 6.50%, 7/25/23	6,285	6,713
Series 1993-127, Class H, 6.50%, 7/25/23	6,507	6,907
Series 1993-202, Class J, 6.50%, 11/25/23	4,178	4,439
Series 1994-3, Class PL, 5.50%, 1/25/24	6,864	7,258
Series 1994-55, Class H, 7.00%, 3/25/24	8,136	8,729
Series 2011-66, Class QE, 2.00%, 7/25/21	25,987	26,116
Series 2011-81, Class PA, 3.50%, 8/25/26	602,977	632,067

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$692,229

WHOLE LOAN – 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 3.85%, 2/25/34Δ	48,132	45,607
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1, 3.96%, 11/25/35Δ	57,610	54,718

TOTAL WHOLE LOAN		$100,325

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(COST $812,319)		$805,058

COMMERCIAL PAPER – 5.1%♦
BASF SE, 0.40%, 9/18/20Ω	750,000	749,639

Description	Par Value	Value
Canadian Natural Resources Ltd., 0.30%, 8/25/20Ω	$1,000,000	$999,792
General Motors Financial Co., Inc., 0.65%, 8/07/20Ω	725,000	724,908

TOTAL COMMERCIAL PAPER
(COST $2,474,321)		$2,474,339

CORPORATE BONDS – 63.4%

AEROSPACE & DEFENSE – 2.1%
General Dynamics Corp.,
Company Guaranteed, 3.25%, 4/01/25	285,000	318,912
Raytheon Technologies Corp.,
Sr. Unsecured, 2.80%, 3/15/22Ω	680,000	703,376

TOTAL AEROSPACE & DEFENSE		$1,022,288

AUTOMOTIVE – 4.0%
Ford Motor Co.,
Sr. Unsecured, 8.50%, 4/21/23	200,000	222,136
Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.58%, 3/18/24	250,000	266,334
Ford Motor Credit Co. LLC,
Sr. Unsecured, 5.13%, 6/16/25	500,000	533,575
General Motors Co.,
Sr. Unsecured, 5.40%, 10/02/23	165,000	181,953
PACCAR Financial Corp.,
Sr. Unsecured, MTN, 2.65%, 5/10/22	340,000	354,277
PACCAR Financial Corp.,
Sr. Unsecured, MTN, 2.65%, 4/06/23	130,000	137,386
PACCAR Financial Corp.,
Sr. Unsecured, MTN, 1.80%, 2/06/25#	250,000	261,938

TOTAL AUTOMOTIVE		$1,957,599

BEVERAGES – 1.1%
Keurig Dr. Pepper, Inc.,
Company Guaranteed, 4.06%, 5/25/23	500,000	547,471

BUILDING PRODUCTS – 0.5%
Carrier Global Corp.,
Sr. Unsecured, 1.92%, 2/15/23Ω	250,000	256,930

CAPITAL MARKETS – 3.9%
Goldman Sachs Group, Inc. (The),
Sr. Unsecured, 5.75%, 1/24/22	500,000	538,586
Goldman Sachs Group, Inc. (The),
Sr. Unsecured, 3.63%, 1/22/23	750,000	805,708
Morgan Stanley,
Sr. Unsecured, GMTN, 3.13%, 1/23/23	500,000	532,128

TOTAL CAPITAL MARKETS		$1,876,422

July 31, 2020 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

COMMERCIAL BANKS – 7.7%
Bank of Nova Scotia (The), Sr. Unsecured, 1.30%, 6/11/25	$500,000	$511,240
Credit Suisse AG, Sr. Unsecured, 2.10%, 11/12/21	390,000	398,735
KeyBank NA, Sr. Unsecured, BKNT, 2.40%, 6/09/22	315,000	326,000
Toronto-Dominion Bank (The), Sr. Unsecured, MTN, 2.65%, 6/12/24	1,000,000	1,077,687
Truist Bank, Sr. Unsecured, BKNT, 2.80%, 5/17/22	750,000	781,059
U.S. Bancorp, Subordinated, MTN, 2.95%, 7/15/22	620,000	649,637

TOTAL COMMERCIAL BANKS		$3,744,358

COMMERCIAL SERVICES & SUPPLIES – 0.6%
Global Payments, Inc., Sr. Unsecured, 2.65%, 2/15/25	250,000	268,266

COMPUTERS – 2.6%
Hewlett Packard Enterprise Co., Sr. Unsecured, 3.60%, 10/15/20	1,000,000	1,003,298
Hewlett Packard Enterprise Co., Sr. Unsecured, 1.45%, 4/01/24	240,000	240,450

TOTAL COMPUTERS		$1,243,748

DIVERSIFIED FINANCIAL SERVICES – 7.8%
Citigroup, Inc., Sr. Unsecured, 2.70%, 3/30/21	700,000	710,880
Citigroup, Inc., Sr. Unsecured, 2.70%, 10/27/22	750,000	784,827
JPMorgan Chase & Co., Sr. Unsecured, 2.40%, 6/07/21	750,000	762,033
Lloyds Banking Group PLC, Sr. Unsecured, (UST Yield Curve CMT 1 Year + 1.10%), 1.33%, 6/15/23Δ	500,000	504,844
Wells Fargo & Co., Sr. Unsecured, MTN, 3.00%, 1/22/21	500,000	506,200
Wells FargoBankNA, Sr. Unsecured, BKNT, (3 Month USD LIBOR + 0.66%), 0.97%, 9/09/22Δ	500,000	502,666

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,771,450

ELECTRIC – 5.0%
Ameren Corp., Sr. Unsecured, 2.70%, 11/15/20	300,000	301,530
Dominion Energy, Inc., Sr. Unsecured, 3.90%, 10/01/25	225,000	257,197
Exelon Generation Co. LLC, Sr. Unsecured, 3.25%, 6/01/25	185,000	204,663
Florida Power & Light Co., 1st Mortgage, 2.85%, 4/01/25	500,000	551,032
Public Service Electric & Gas Co., Secured, MTN, 2.38%, 5/15/23	600,000	629,156
Southern Co. (The), Sr. Unsecured, 2.35%, 7/01/21	475,000	482,646

TOTAL ELECTRIC		$2,426,224

Description	Par Value	Value

ENVIRONMENTAL CONTROL – 1.1%
Waste Management, Inc., Company Guaranteed, 2.90%, 9/15/22	$500,000	$522,914

FOOD & STAPLES RETAILING – 4.5%
Archer-Daniels-Midland Co., Sr. Unsecured, 2.75%, 3/27/25	185,000	202,686
Campbell Soup Co., Sr. Unsecured, 3.30%, 3/19/25	300,000	328,178
Kroger Co. (The), Sr. Unsecured, 2.80%, 8/01/22	1,000,000	1,044,907
Mondelez International, Inc., Sr. Unsecured, 0.63%, 7/01/22	625,000	629,162

TOTAL FOOD & STAPLES RETAILING		$2,204,933

HEALTH CARE EQUIPMENT & SUPPLIES – 2.1%
Becton Dickinson and Co., Sr. Unsecured, (3 Month USD LIBOR + 1.03%), 1.35%, 6/06/22Δ	1,000,000	1,003,828

HEALTH CARE PROVIDERS & SERVICES – 5.3%
Cigna Corp., Company Guaranteed, 3.75%, 7/15/23	500,000	544,335
CVS Health Corp., Sr. Unsecured, 3.70%, 3/09/23	500,000	537,680
Elanco Animal Health, Inc., Sr. Unsecured, 4.66%, 8/27/21	500,000	520,818
McKesson Corp., Sr. Unsecured, 3.65%, 11/30/20	445,000	449,515
UnitedHealth Group, Inc., Sr. Unsecured, 1.95%, 10/15/20	500,000	501,692

TOTAL HEALTH CARE PROVIDERS & SERVICES		$2,554,040

INSURANCE – 0.1%
W.R. Berkley Corp., Sr. Unsecured, 4.63%, 3/15/22	44,000	46,512

MACHINERY – 0.9%
Caterpillar Financial Services Corp., Sr. Unsecured, 0.65%, 7/07/23	200,000	201,017
Caterpillar Financial Services Corp., Sr. Unsecured, MTN, 1.45%, 5/15/25	250,000	258,928

TOTAL MACHINERY		$459,945

MEDIA – 1.1%
Discovery Communications LLC, Company Guaranteed, 3.90%, 11/15/24	475,000	526,481

PHARMACEUTICALS – 2.0%
AbbVie, Inc., Sr. Unsecured, 3.38%, 11/14/21	350,000	362,802
AbbVie, Inc., Sr. Unsecured, 2.30%, 11/21/22Ω	500,000	518,787
Bristol-Myers Squibb Co., Sr. Unsecured, (3 Month USD LIBOR + 0.38%), 0.77%, 5/16/22Δ	85,000	85,371

TOTAL PHARMACEUTICALS		$966,960

July 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

PIPELINES – 1.6%
Enterprise Products Operating LLC, Company Guaranteed, 3.35%, 3/15/23	$500,000	$532,404
MPLX LP, Sr. Unsecured, (3 Month USD LIBOR + 1.10%), 1.41%, 9/09/22Δ	250,000	247,756

TOTAL PIPELINES		$780,160

REAL ESTATE INVESTMENT TRUSTS – 2.5%

American Tower Corp., Sr. Unsecured, 4.70%, 3/15/22	100,000	106,697

American Tower Corp., Sr. Unsecured, 5.00%, 2/15/24	500,000	574,570

Welltower, Inc., Sr. Unsecured, 4.50%, 1/15/24	500,000	547,140

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,228,407

RETAIL – 0.7%

Target Corp., Sr. Unsecured, 2.25%, 4/15/25	300,000	323,250

SEMICONDUCTORS – 0.6%

QUALCOMM, Inc., Sr. Unsecured, 2.90%, 5/20/24	275,000	297,986

TELECOMMUNICATIONS – 1.6%
Verizon Communications, Inc., Sr. Unsecured, 2.45%, 11/01/22	750,000	780,984

TRANSPORTATION – 4.0%
Ryder System, Inc.,
Sr. Unsecured, MTN, 2.88%, 6/01/22	500,000	518,169
Union Pacific Corp.,
Sr. Unsecured, 3.20%, 6/08/21	1,375,000	1,409,662

TOTAL TRANSPORTATION		$1,927,831

TOTAL CORPORATE BONDS (COST $30,042,207)		$30,738,987

	Number of Shares

INVESTMENT COMPANY –0.9%

EXCHANGE-TRADED FUND – 0.9%
iShares 0-5 Year High Yield Corporate Bond ETF	9,500	$422,085

TOTAL INVESTMENT COMPANY (COST $440,834)		$422,085

	Par Value

MORTGAGE-BACKED SECURITIES – 3.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.7%
Pool G12709, 5.00%, 7/01/22	$15,112	$15,695
Pool C80328, 7.50%, 7/01/25	9,115	10,138
Pool G14695, 4.50%, 6/01/26	76,160	80,135

Description	Par Value	Value
Pool G01425, 7.50%, 5/01/32	$31,682	$36,775
Pool C78010, 5.50%, 4/01/33	373,447	425,710
Pool A18401, 6.00%, 2/01/34	177,048	209,108
Pool G01831, 6.00%, 5/01/35	53,865	63,371

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$840,932

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%
Pool MA0909, 3.00%, 11/01/21	46,693	47,378
Pool 334593, 7.00%, 5/01/24	17,126	20,099
Pool AE2520, 3.00%, 1/01/26	80,961	84,860
Pool 436746, 6.50%, 8/01/28	17,920	20,937
Pool 440401, 6.50%, 8/01/28	51,583	58,445
Pool 323419, 6.00%, 12/01/28	19,969	23,641
Pool 485678, 6.50%, 3/01/29	11,068	12,738
Pool 252439, 6.50%, 5/01/29	9,254	10,778
Pool 545051, 6.00%, 9/01/29	21,899	25,647
Pool 725418, 6.50%, 5/01/34	56,647	63,299
Pool 833143, 5.50%, 9/01/35	226,502	256,889
Pool 843323, 5.50%, 10/01/35	14,388	16,506
Pool 255933, 5.50%, 11/01/35	44,998	51,911

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$693,128

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%
Pool 306066, 8.50%, 7/15/21	377	387
Pool 1061, 9.00%, 4/20/23	4,147	4,498
Pool 346572, 7.00%, 5/15/23	1,803	1,978
Pool 484269, 7.00%, 9/15/28	17,195	18,898
Pool 592505, 6.00%, 4/15/33	118,104	137,708
Pool 581522, 6.00%, 5/15/33	50,941	59,396

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$222,865

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,595,282)		$1,756,925

U.S. TREASURY – 25.0%

U.S. TREASURY NOTES – 25.0%
1.38%, 1/31/25	200,000	210,595
1.75%, 6/30/22	1,150,000	1,185,690
1.75%, 7/15/22	3,000,000	3,095,454
1.75%, 12/31/24	1,500,000	1,603,130
1.88%, 7/31/22	1,000,000	1,034,945
2.50%, 1/15/22	1,000,000	1,034,293
2.75%, 9/15/21	3,835,000	3,946,673

TOTAL U.S. TREASURY NOTES		$12,110,780

TOTAL U.S. TREASURY (COST $11,683,630)		$12,110,780

July 31, 2020 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Short-Term Bond Fund (concluded)

Description	Number of Shares	Value

MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.07%^	37,317	$37,317

TOTAL MONEY MARKET FUND (COST $37,317)		$37,317

TOTAL INVESTMENTS IN SECURITIES – 99.7% (COST $47,085,944)		$48,345,526

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.2%

REPURCHASE AGREEMENTS – 0.2%
Bank of America Securities, Inc., 0.10%, dated 7/31/20, due 8/03/20, repurchase price $20,728 collateralized by U.S. Government Agency Securities, 2.38% to 4.50%, maturing 3/01/42 to 5/01/58; total market value of $21,143.	$20,728	$20,728
BNP Paribas SA, 0.10%, dated 7/31/20, due 8/03/20, repurchase price $20,728 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/25/21 to 6/20/50; total market value of $21,143.	20,728	20,728
Citigroup Global Markets Ltd., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $20,728 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 1/28/21 to 4/01/59; total market value of $21,143.	20,728	20,728

Description	Par Value	Value
Credit Suisse AG, 0.08%, dated 7/31/20, due 8/03/20, repurchase price $5,431 collateralized by U.S. Treasury Securities, 0.00% to 2.25%, maturing 8/25/20 to 2/15/27; total market value of $5,540.	$5,431	$5,431
HSBC Securities USA, Inc., 0.08%, dated 7/31/20, due 8/03/20, repurchase price $20,728 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 11/16/28 to 5/20/50; total market value of $21,143	20,728	20,728
RBC Dominion Securities, Inc., 0.09%, dated 7/31/20, due 8/03/20, repurchase price $20,728 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 2/20/47 to 7/01/50; total market value of $21,143.	20,728	20,728

TOTAL REPURCHASE AGREEMENTS (COST $109,071)		$109,071

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $109,071)		$109,071

TOTAL INVESTMENTS – 99.9% (COST $47,195,015)		$48,454,597

COLLATERAL FOR SECURITIES ON LOAN – (0.2%)		(109,071)

OTHER ASSETS LESS LIABILITIES – 0.3%		149,174

TOTAL NET ASSETS – 100.0%		$48,494,700

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage- backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2020, these liquid restricted securities amounted to $3,953,432 representing 8.15% of total net assets.

**	Represents less than 0.05%.

◆	The rate shown reflects the effective yield at purchase date.

The following acronyms are used throughout this Fund:

BKNT	Bank Note

CMT	Constant Maturity Treasury

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

USD	United States Dollar

UST	United States Treasury

For additional information about significant accounting policies, refer to Fund’s most recent semi or annual report

July 31, 2020 (unaudited)